Derivatives and Hedging Activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 94,600
Fair value	494	$ (450)
Notional amount	125,485	130,423
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	445	374
Notional amount of derivative asset	82,946	34,695
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(319)	(196)
Notional amount of derivative liability	11,616	54,425
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	377
Notional amount of derivative asset	26,715
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(9)	(628)
Notional amount of derivative liability	$ 4,208	$ 41,303